Derivative Financial Instruments (Notional Amounts Of Derivative Contracts) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,335,800.0	[1]	¥ 1,125,500.0	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	1,161,500.0	[1]	956,600.0	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	159,100.0	[1]	155,200.0	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	3,400.0	[1]	3,000.0	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	2,500.0	[1]	2,200.0	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	6,800.0	[1]	6,600.0	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	¥ 2,500.0	[1]	¥ 1,900.0	[1]

[1]	Includes both written and purchased position.